Consolidated Statements of Changes in Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sale of treasury stock, shares (in shares)		3,666
Cash dividends declared, per share (in dollars per share)	$ 1.45	$ 1.41